Fair Value (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value
Schedule of derivative financial liabilities and assets

	Carrying value		Fair value
	As at	As at	As at	As at
	June 30,	December 31,	June 30,	December 31,
(in EUR 000)	2024	2023	2024	2023
Financial Assets
Other long-term receivables (level 3)	1,419	1,166	1,419	1,166
Trade and other receivables (level 3)	5,466	5,627	5,466	5,627
Foreign currency swaps (level 2)	28	343	28	343
Other current assets (level 3)	1,298	1,318	1,298	1,318
Cash and cash equivalents (level 1)	27,724	21,610	27,724	21,610
Financial assets (level 1)	50,061	36,138	50,061	36,138

	Carrying value		Fair value
	As at	As at	As at	As at
	June 30,	December 31,	June 30,	December 31,
(in EUR 000)	2024	2023	2024	2023
Financial liabilities
Financial debt (level 3)	20	63	20	60
Foreign currency swaps (level 2)	64	90	64	90
Recoverable cash advances (level 3)	9,175	8,674	9,175	8,674
Trade and other payables (level 1 and 3)	12,563	11,150	12,563	11,150